Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of the components of lease costs, lease term and discount rate
	For the Year Ended December 31,	For the Year Ended December 31,	For the Period from May 4, 2020 (Inception) to December 31,
	2022	2021	2020

Operating lease cost	$67,755	$74,887	$2,176

	December 31,	December 31,	December 31,
	2022	2021	2020

Weighted Average Remaining Lease Term - Operating leases	3.0 years	3.93 years	3.58 years

Weighted Average Discount Rate - Operating leases	3.94%	3.98%	4.75%

Schedule of the future maturity of lease liabilities
For the years ended December 31,	Operating Leases

2023	$62,999
2024	62,999
2025	62,999
Total undiscounted cash flows	188,997
Less: imputed interest	(10,831)
Present value of lease liabilities	178,166
Less: current portion	57,109
Non-current lease liabilities	$121,057